Segment Reporting (Details) - Schedule of Segment Information - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Segment Reporting Information [Line Items]
Revenue	$ 7,542,682	$ 8,811,287
Cost of revenue	4,415,407	4,478,716
Gross profit	3,127,275	4,332,571
Net income (loss)	23,412	284,760
Interest (expense) income, net	(25,278)	14,007
Provision for income tax	64,865	2,880
Depreciation	445,787	402,784
Capital expenditures	34,268	1,352,022
China [Member]
Segment Reporting Information [Line Items]
Revenue	6,501,871	7,011,172
Cost of revenue	3,439,202	3,461,864
Gross profit	3,062,669	3,549,308
Net income (loss)	580,118	1,271,801
Interest (expense) income, net	(68,319)	(7,522)
Provision for income tax	64,865	2,880
Depreciation	237,245	219,282
Capital expenditures	29,081	96,835
United States and others [Member]
Segment Reporting Information [Line Items]
Revenue	1,040,811	1,800,115
Cost of revenue	976,205	1,016,852
Gross profit	64,606	783,263
Net income (loss)	(556,706)	(987,041)
Interest (expense) income, net	43,041	21,529
Provision for income tax
Depreciation	208,542	183,502
Capital expenditures	$ 5,187	$ 1,255,187